Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Prepayments and Other Current Assets [Line Items]
Loans to third parties	[1]		$ 1,409,774
Advances for services		330,820	122,987
Advances for raw materials		276,472	581,478
Deductible input VAT		362,334	424,624
Staff advances		18,901	42,050
Deposits		42,824	30,944
Others		224,026	81,498
Gross amount		1,255,377	3,063,199
Less: Provision for credit losses		(179,540)	(206,168)
Total prepaid expenses and other current assets, net		1,075,837	2,857,031
Finnovate Sponsor L.P. [Member]
Schedule of Prepayments and Other Current Assets [Line Items]
Loans before Business Combination			169,844
Finnovate Acquisition Corp.[Member]
Schedule of Prepayments and Other Current Assets [Line Items]
Loans before Business Combination	[2]		$ 200,000

[1]	Loans to third parties represents interest free loans provided to third parties. All of the loans shall be repaid within 1 year since the payment date of each loan, and were due between July 2024 and September 2025. Since July 2023, Scage International Group provided multiple non-interest-bearing loans to a couple of third-party borrowers (“the Borrowers”), who are business partners of 3A Partners Limited, an affiliate of a consultant of Finnovate. The aggregate balance was nil and US$1,409,774 as of June 30, 2025 and 2024, respectively. Before the consummation of Business Combination, the Borrowers utilized the funds to support the financial needs of Sunorange Limited, which is the general partner of the sponsor of Finnovate. The repayment obligation to the Borrowers was fully settled as of June 30, 2025.
[2]	On January 26, 2024, Scage International accepted an unsecured promissory note (the “January 2024 Promissory Note”) in the aggregate principal amount of up to US$1,500,000 from Finnovate, for the Finnovate’s working capital needs. The January 2024 Promissory Note does not bear interest and matured upon the closing of the Business Combination. As of June 30, 2025 and 2024, the Group had nil and US$200,000 outstanding under the January 2024 Promissory Note, respectively.